Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 952(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and our financial performance for each of the last three completed fiscal years. For further information concerning our variable pay-for-performance philosophy and how we align executive compensation with our performance, refer to “Executive Compensation - Compensation Discussion and Analysis.”

Year(1)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of Initial Fixed $100 Investment Based on:		Net Income ($Millions)	CSM: Adjusted EBITDA ($Millions) (4)
					Total Shareholder Return	Peer Group Total Shareholder Return (3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$4,711,525	$5,262,248	$1,657,745	$1,622,464	$12.77	$158.48	($42)	$104
2023	$1,230,808	$1,515,920	$1,157,554	$1,210,715	$9.99	$118.93	($122)	$78
2022	$986,490	($19,820,499)	$2,669,569	($122,097)	$7.03	$81.50	($188)	$84
2021	$1,369,813	($148,452,518)	$2,444,037	$191,542	$40.40	$134.41	$69	$135
2020	$52,023,140	$30,876,980	$2,052,741	$1,416,532	$90.23	$137.32	($48)	$124
(1)	Our PEO for each year reported is Douglas Lebda, our Chief Executive Officer. The individuals comprising the Non-PEO NEOs for each reported year are listed below.
2020	2021	2022	2023	2024
Neil Salvage J.D. Moriarty Jill Olmstead Sushil Sharma	Trent Ziegler J.D. Moriarty Jill Olmstead Scott Peyree Neil Salvage	Trent Ziegler J.D. Moriarty Scott Peyree Scott Totman	Trent Ziegler Scott Peyree Scott Totman Jill Olmstead J.D. Moriarty	Jason Bengel Scott Peyree Scott Totman Jill Olmstead Trent Ziegler
(2)	“Compensation Actually Paid” (CAP) is calculated by taking Summary Compensation Table total compensation: a) less the stock award and stock option grant values; b) plus the year over year change in the fair value of stock and option awards that are unvested as of the end of the year, or vested or were forfeited during the year. The Company has not paid dividends historically and does not sponsor any pension arrangements; thus no adjustments are made for these items. Reconciliation of the Summary Compensation Table total compensation and CAP is summarized in the following table:
	PEO(i)(ii)
Fiscal Year	2020	2021	2022	2023	2024
SCT Total Compensation	$52,023,140	$1,369,813	$986,490	$1,230,808	$4,711,525
- Stock and Option Award Values Reported in SCT for the Covered Year	$(51,173,410)	$(609,893)	$0	$0	$(3,011,650)
+ Fair Value of Outstanding Unvested Stock and Option Awards Granted in Covered Year	$63,447,076	$226,810	$114,755	$0	$2,402,706
+ Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	$(32,561,596)	$(144,913,228)	$(3,222,417)	$141,967	$234,109
+ Fair Value of Stock and Option Awards Granted in Covered Year that Vested	$0	$0	$0	$0	$779,925
+ Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year	$(858,230)	$(4,526,020)	$(15,867,193)	$143,145	$145,633
- Fair Value of Stock and Option Awards Forfeited during the Covered Year	$0	$0	$(1,832,134)	$0	$0
Compensation Actually Paid	$30,876,980	$(148,452,518)	$(19,820,499)	$1,515,920	$5,262,248
	Average Non-PEO NEO(i)(ii)
Fiscal Year	2020	2021	2022	2023	2024
SCT Total Compensation	$2,052,741	$2,444,037	$2,669,569	$1,157,554	$1,657,745
- Stock and Option Award Values Reported in SCT for the Covered Year	$(1,669,445)	$(1,678,067)	$(2,244,210)	$(590,700)	$(1,060,241)
+ Fair Value of Outstanding Unvested Stock and Option Awards Granted in Covered Year	$1,505,983	$958,366	$283,037	$409,320	$731,622
+ Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	$(556,249)	$(789,088)	$(652,021)	$92,326	$93,850
+ Fair Value of Stock and Option Awards Granted in Covered Year that Vested	$0	$0	$0	$53,680	$83,192
+ Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year	$83,503	$(743,706)	$(178,472)	$109,885	$167,926
- Fair Value of Stock and Option Awards Forfeited during the Covered Year	$0	$0	$0	$(21,350)	$(51,630)
Compensation Actually Paid	$1,416,532	$191,542	$(122,097)	$1,210,715	$1,622,464
i.	The fair value of performance share units used to calculate CAP was determined using a Monte Carlo simulation valuation model, in accordance with FASB ASC 718.
ii.	The fair value of option awards used to calculate CAP was determined using the Black-Scholes option pricing model, in accordance with FASB 718.
(3)	The peer group index is comprised of the Research Development Group (“RDG”) Internet Index, which is the industry line peer group reported in our 2024 Form 10-K.
(4)	The Company Selected Measure (CSM) is Adjusted EBITDA.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	Our PEO for each year reported is Douglas Lebda, our Chief Executive Officer. The individuals comprising the Non-PEO NEOs for each reported year are listed below.
2020	2021	2022	2023	2024
Neil Salvage J.D. Moriarty Jill Olmstead Sushil Sharma	Trent Ziegler J.D. Moriarty Jill Olmstead Scott Peyree Neil Salvage	Trent Ziegler J.D. Moriarty Scott Peyree Scott Totman	Trent Ziegler Scott Peyree Scott Totman Jill Olmstead J.D. Moriarty	Jason Bengel Scott Peyree Scott Totman Jill Olmstead Trent Ziegler

Peer Group Issuers, Footnote
(3)	The peer group index is comprised of the Research Development Group (“RDG”) Internet Index, which is the industry line peer group reported in our 2024 Form 10-K.

PEO Total Compensation Amount	$ 4,711,525	$ 1,230,808	$ 986,490	$ 1,369,813	$ 52,023,140
PEO Actually Paid Compensation Amount	$ 5,262,248	1,515,920	(19,820,499)	(148,452,518)	30,876,980
Adjustment To PEO Compensation, Footnote
(2)	“Compensation Actually Paid” (CAP) is calculated by taking Summary Compensation Table total compensation: a) less the stock award and stock option grant values; b) plus the year over year change in the fair value of stock and option awards that are unvested as of the end of the year, or vested or were forfeited during the year. The Company has not paid dividends historically and does not sponsor any pension arrangements; thus no adjustments are made for these items. Reconciliation of the Summary Compensation Table total compensation and CAP is summarized in the following table:
	PEO(i)(ii)
Fiscal Year	2020	2021	2022	2023	2024
SCT Total Compensation	$52,023,140	$1,369,813	$986,490	$1,230,808	$4,711,525
- Stock and Option Award Values Reported in SCT for the Covered Year	$(51,173,410)	$(609,893)	$0	$0	$(3,011,650)
+ Fair Value of Outstanding Unvested Stock and Option Awards Granted in Covered Year	$63,447,076	$226,810	$114,755	$0	$2,402,706
+ Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	$(32,561,596)	$(144,913,228)	$(3,222,417)	$141,967	$234,109
+ Fair Value of Stock and Option Awards Granted in Covered Year that Vested	$0	$0	$0	$0	$779,925
+ Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year	$(858,230)	$(4,526,020)	$(15,867,193)	$143,145	$145,633
- Fair Value of Stock and Option Awards Forfeited during the Covered Year	$0	$0	$(1,832,134)	$0	$0
Compensation Actually Paid	$30,876,980	$(148,452,518)	$(19,820,499)	$1,515,920	$5,262,248
i.	The fair value of performance share units used to calculate CAP was determined using a Monte Carlo simulation valuation model, in accordance with FASB ASC 718.
ii.	The fair value of option awards used to calculate CAP was determined using the Black-Scholes option pricing model, in accordance with FASB 718.

Non-PEO NEO Average Total Compensation Amount	$ 1,657,745	1,157,554	2,669,569	2,444,037	2,052,741
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,622,464	1,210,715	(122,097)	191,542	1,416,532
Adjustment to Non-PEO NEO Compensation Footnote
(2)	“Compensation Actually Paid” (CAP) is calculated by taking Summary Compensation Table total compensation: a) less the stock award and stock option grant values; b) plus the year over year change in the fair value of stock and option awards that are unvested as of the end of the year, or vested or were forfeited during the year. The Company has not paid dividends historically and does not sponsor any pension arrangements; thus no adjustments are made for these items. Reconciliation of the Summary Compensation Table total compensation and CAP is summarized in the following table:
	Average Non-PEO NEO(i)(ii)
Fiscal Year	2020	2021	2022	2023	2024
SCT Total Compensation	$2,052,741	$2,444,037	$2,669,569	$1,157,554	$1,657,745
- Stock and Option Award Values Reported in SCT for the Covered Year	$(1,669,445)	$(1,678,067)	$(2,244,210)	$(590,700)	$(1,060,241)
+ Fair Value of Outstanding Unvested Stock and Option Awards Granted in Covered Year	$1,505,983	$958,366	$283,037	$409,320	$731,622
+ Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	$(556,249)	$(789,088)	$(652,021)	$92,326	$93,850
+ Fair Value of Stock and Option Awards Granted in Covered Year that Vested	$0	$0	$0	$53,680	$83,192
+ Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year	$83,503	$(743,706)	$(178,472)	$109,885	$167,926
- Fair Value of Stock and Option Awards Forfeited during the Covered Year	$0	$0	$0	$(21,350)	$(51,630)
Compensation Actually Paid	$1,416,532	$191,542	$(122,097)	$1,210,715	$1,622,464
i.	The fair value of performance share units used to calculate CAP was determined using a Monte Carlo simulation valuation model, in accordance with FASB ASC 718.
ii.	The fair value of option awards used to calculate CAP was determined using the Black-Scholes option pricing model, in accordance with FASB 718.

Compensation Actually Paid vs. Total Shareholder Return	Relationship between CAP and TSR The graphs below reflect the relationship between the PEO and Average Non-PEO NEO CAP, the Company’s cumulative indexed TSR and RDG Internet Composite Index:
Compensation Actually Paid vs. Net Income

Relationship between CAP and Net Income (GAAP)

The graphs below reflect the relationship between the PEO and Average Non-PEO NEO CAP and the Company’s GAAP Net Income for each applicable reporting year. While we are required by SEC rules to disclose the relationship between our net income and compensation “actually paid” to our NEOs, this is not a metric our Compensation Committee currently uses in evaluating our NEOs’ compensation.

Compensation Actually Paid vs. Company Selected Measure	Relationship between CAP and EBITDA The graphs below reflect the relationship between the PEO and Average Non-PEO NEO CAP and the Company’s EBITDA for each applicable reporting year.
Total Shareholder Return Vs Peer Group	Relationship between CAP and TSR The graphs below reflect the relationship between the PEO and Average Non-PEO NEO CAP, the Company’s cumulative indexed TSR and RDG Internet Composite Index:
Tabular List, Table

Most Important Metrics Used for Linking Pay and Performance:

The most important metrics the Compensation Committee used to link executive compensation to performance in 2024 are listed below. These measures, along with others, impact compensation outcomes for the NEOs.

Most Important Performance Measures
Stock Price Adjusted EBITDA Revenue

Compensation decisions are made each year taking into account a number of other factors, in addition to the metrics detailed above. Target pay levels are set based on individual performance, scope of responsibility, and an annual assessment of pay competitiveness within the market.

Total Shareholder Return Amount	$ 12.77	9.99	7.03	40.4	90.23
Peer Group Total Shareholder Return Amount	158.48	118.93	81.5	134.41	137.32
Net Income (Loss)	$ (42,000,000)	$ (122,000,000)	$ (188,000,000)	$ 69,000,000	$ (48,000,000)
Company Selected Measure Amount	104,000,000	78,000,000	84,000,000	135,000,000	124,000,000
PEO Name	Douglas Lebda	Douglas Lebda	Douglas Lebda	Douglas Lebda	Douglas Lebda
Measure:: 1
Pay vs Performance Disclosure
Name	Stock Price
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,011,650)	$ 0	$ 0	$ (609,893)	$ (51,173,410)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,402,706	0	114,755	226,810	63,447,076
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	234,109	141,967	(3,222,417)	(144,913,228)	(32,561,596)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	779,925	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	145,633	143,145	(15,867,193)	(4,526,020)	(858,230)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(1,832,134)	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,060,241)	(590,700)	(2,244,210)	(1,678,067)	(1,669,445)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	731,622	409,320	283,037	958,366	1,505,983
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	93,850	92,326	(652,021)	(789,088)	(556,249)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	83,192	53,680	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	167,926	109,885	(178,472)	(743,706)	83,503
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (51,630)	$ (21,350)	$ 0	$ 0	$ 0